COMMONWEALTH ANNUITY AND LIFE INSURANCE AND ANNUITY COMPANY

OF

SEPARATE ACCOUNT VA-K

Supplement dated October 8, 2010 to Prospectuses dated April 30, 2010 for Exec Annuity Plus and Advantage Annuity Contracts

Recently Commonwealth Annuity reviewed its product offerings with regard to the utilization of the Sub-Account investment options, and decided to close certain Sub-Accounts to new payments or transfers.  Effective November 15, 2010 (the “Close Date”), no new payment allocations or transfers may be made to the Sub-Accounts of Separate Account VA-K that invests in the following underlying fund:

Eaton Vance Variable Trust

Eaton Vance VT Floating-Rate Income Fund

The Sub-Account that will no longer be available for new payment allocations or transfers are collectively referred to as the “Closed Sub-Account.” If you currently have Accumulated Value allocated to a Closed Sub-Account as of the Close Date, you may continue to remain invested in the Closed Sub-Account until you transfer to other investment options.  However, if you transfer out of a Closed Sub-Account after the Close Date, you will not be able to transfer back in.  After the Close Date, we will not accept any transfer instructions or payments that include allocations to the Closed Sub-Account.

The closing does not affect the other Sub-Account investment options that are currently available under your Contract.  The Sub-Accounts of Separate Account VA-K that invest in the following underlying funds will continue to be available for new payment allocations and transfers:

Goldman Sachs Variable Insurance Trust (Service Shares)	DWS Variable Series II
Goldman Sachs VIT Core Fixed Income Fund	DWS Strategic Value VIP
Goldman Sachs VIT Equity Index Fund	DWS Technology VIP
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund	Fidelity Variable Insurance Products Funds
Goldman Sachs VIT Mid Cap Value Fund	Fidelity VIP Asset ManagerSM Portfolio
Goldman Sachs VIT Money Market Fund	Fidelity VIP Equity-Income Portfolio
Goldman Sachs VIT Strategic Growth Fund	Fidelity VIP Growth Portfolio
Goldman Sachs VIT Strategic International Equity Fund	Fidelity VIP High Income Portfolio
Goldman Sachs VIT Structured U.S. Equity Fund	Fidelity VIP Overseas Portfolio

AllianceBernstein Variable Products Series Fund, Inc. (Class B)	Fidelity Variable Insurance Products Funds (Service Class 2)
AllianceBernstein VPS Growth and Income Portfolio	Fidelity VIP Contrafund® Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio	Fidelity VIP Growth Opportunities Portfolio
AllianceBernstein VPS Small/Mid-Cap Value Portfolio	Fidelity VIP Mid Cap Portfolio
AllianceBernstein VPS Value Portfolio	Fidelity VIP Value Strategies Portfolio

Delaware VIP Trust	Franklin Templeton Variable Insurance Products Trust (Class 2)
Delaware VIP International Value Equity Series	FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
Delaware VIP Trust (Service Class)	FT VIP Franklin Small-Mid Cap Growth Securities Fund
Delaware VIP Smid Cap Growth Series	FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

Invesco Variable Insurance Funds (Series I Shares)	Oppenheimer Variable Account Funds (Service Shares)
Invesco V.I. Capital Appreciation Fund	Oppenheimer Balanced Fund/VA
Invesco V.I. Core Equity Fund	Oppenheimer Capital Appreciation Fund/VA
Invesco V.I. Global Health Care Fund	Oppenheimer Global Securities Fund/VA
Invesco V.I. Large Cap Growth Fund	Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund®/VA
Invesco Variable Insurance Funds (Series II Shares)
Invesco V.I. Basic Value Fund	Pioneer Variable Contracts Trust (Class II)
Invesco V.I. Capital Development Fund	Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio
Janus Aspen Series (Service Shares)
Janus Aspen Janus Portfolio	T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio
MFS® Variable Insurance TrustSM (Service Class)
MFS® Mid Cap Growth Series
MFS® New Discovery Series
MFS® Total Return Series
MFS® Utilities Series

If you currently have in effect an automated allocation or payment program (i.e., a Dollar Cost Averaging (“DCA”) program, Automatic Account Rebalancing (“AAR”) program, Monthly Automatic Payments  (“MAP”) program, or  Future Payment Allocation (“FPA”) program), which  includes any of the Closed Sub-Accounts, the program will terminate as of the Close Date.    However, you may establish a new program using the other Sub-Accounts that are available under your Contract.  For contract holders whose automated allocation or payment program is impacted by the closings, a subsequent mailing will be forwarded to you with instructions and a form to make the necessary changes to your allocations.

If you should have any questions, please call 1-800-533-7881 for assistance.